Share-Based Payment - Additional Information (Details) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 kr / shares	Jun. 30, 2023 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense | €			€ 33,568	€ 36,770
Share nominal value | kr / shares					kr 1
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares						€ 6.48
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares						€ 145.50
Profit Loss [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense | €	€ 19,900	€ 16,800	€ 33,600	€ 36,800